LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.27%
INVESTMENT COMPANY–96.27%
Equity Fund–96.27%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	24,396,152	$786,165,995
Total Affiliated Investment (Cost $367,046,822)		786,165,995

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.36%
INVESTMENT COMPANY–3.36%
Money Market Fund–3.36%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	27,385,425	$27,385,425
Total Unaffiliated Investment (Cost $27,385,425)		27,385,425

TOTAL INVESTMENTS–99.63% (Cost $394,432,247)	813,551,420
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	3,052,946
NET ASSETS APPLICABLE TO 48,317,539 SHARES OUTSTANDING–100.00%	$816,604,366

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	CME British Pound Currency Futures	$82,663	$83,719	6/15/26	$—	$(1,056)
1	CME Euro Foreign Exchange Currency Futures	144,819	145,249	6/15/26	—	(430)
1	CME Japanese Yen Currency Futures	79,175	79,328	6/15/26	—	(153)
					—	(1,639)
Equity Contracts:
83	CME E-mini S&P 500 Index Futures	27,268,612	27,916,798	6/18/26	—	(648,186)
10	CME E-mini S&P MidCap 400 Index Futures	3,396,500	3,371,674	6/18/26	24,826	—
1	Eurex EURO STOXX 50 Futures	63,514	65,787	6/19/26	—	(2,273)
					24,826	(650,459)
Total Futures Contracts					$24,826	$(652,098)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.27%@
Equity Fund-96.27%@
✧✧LVIP SSGA S&P 500 Index Fund	$842,934,799	$2,297,360	$23,003,899	$8,986,806	$(45,049,071)	$786,165,995	24,396,152	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP SSGA Large Cap Managed Volatility Fund–2